UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:  BlackRock Funds V
BlackRock Inflation Protected Bond Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2022

Date of reporting period: 12/31/2022

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable

December 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Funds V
BlackRock Inflation Protected Bond Portfolio

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended December 31, 2022, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large- and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the year as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and heightened uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside.
The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a level more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but this prospect has not yet been fully priced in by markets. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, so we are underweight equities overall in the near term.
However, we see better opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-grade corporates, global inflation-linked bonds, and U.S.
mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of December 31, 2022
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
2.31% (18.11)%
U.S. small cap equities
(Russell 2000
®
Index)
3.91 (20.44)
International equities (MSCI
Europe, Australasia, Far
East Index)
6.36 (14.45)
Emerging market equities
(MSCI Emerging Markets
Index)
(2.99) (20.09)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
1.32 1.47
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(5.58) (16.28)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(2.97) (13.01)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.50 (8.53)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
3.50 (11.18)
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Consolidated Financial Statements:

Fund Summary
as of December 31, 2022
2022
BlackRock Annual Report to Shareholders

BlackRock Inflation Protected Bond Portfolio
Investment Objective
BlackRock Inflation Protected Bond Portfolio’s (the “Fund”) investment objective is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2022, all of the Fund’s share classes outperformed the Fund’s benchmark, the Bloomberg U.S. Treasury Inflation Protected
Securities Index, with the exception of the Investor C shares which underperformed.
What factors influenced performance?
The Fund held a below benchmark stance with respect to portfolio duration (and corresponding interest rate sensitivity) on the view that inflation would continue to surprise to the upside in the near term and that the market was underestimating the likely pace of Fed rate increases. The Fund also maintained above-benchmark exposure to inflation break-evens tactically (the level of future inflation required to compensate for the lower yield provided by Treasury Inflation Protected Securities (“TIPS”) relative to nominal
Treasuries). This positioning benefited performance as inflation expectations moved higher earlier in the year and interest rates repriced sharply higher over the year. Tactical underweight positioning in Japanese interest rates also contributed to performance.
The main constraints on performance relative to the benchmark were the Fund’s exposures to commercial mortgage-backed securities and agency residential mortgage-
backed securities that came under pressure due to elevated interest rate volatility and yield spread widening.
Describe recent portfolio activity.
The Fund maintained its short duration bias for much of the period but moved to an above-benchmark duration stance relative to the benchmark on the view that the increased potential for a recession may mean the market has more fairly priced in the likely trajectory of Fed rate hikes.
The Fund utilized derivatives in implementing its strategy, most notably futures contracts. The Fund’s use of derivatives contributed marginally to performance.
Describe portfolio positioning at period end.
The Fund was long U.S. duration as of the end of the reporting period on the view that the market was pricing in overly aggressive amount of policy tightening from the Fed going forward. The investment adviser believes inflation has likely peaked and will continue to slow in the coming months. The Fund was neutrally positioned with respect to
U.S. inflation despite attractive TIPS valuations on expectations for a softening inflationary backdrop. Apart from interest rate and inflation positioning, the Fund continued to hold modest exposures to emerging market debt and commercial mortgage-backed securities.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2022 (continued)

Fund Summary
BlackRock Inflation Protected Bond Portfolio
GROWTH OF $10,000 INVESTMENT
Performance
N/A – Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b )
Under normal circumstances, the Fund invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and U.S. and non-U.S. corporations. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Inflation Protected Bond Portfolio
(the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the
Reorganization.
(c)
An unmanaged index that measures the performance of the inflation-protected public obligations of the U.S. Treasury.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 6.43% 6.28% (11.40)% N/A 2.15% N/A 0.98% N/A
Investor A ........................... 5.92 5.78 (11.71) (15.24)% 1.88 1.05% 0.69 0.28%
Investor C ........................... 5.40 5.31 (12.35) (13.18) 1.14 1.14 0.10 0.10
Class K ............................ 6.48 6.42 (11.38) N/A 2.20 N/A 1.06 N/A
Bloomberg U.S. Treasury
Inflation Protected Securities Index. ..... — — (11.85) N/A 2.11 N/A 1.12 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor
Fund, a series of BlackRock Funds II, through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Fund Summary
as of December 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders

BlackRock Inflation Protected Bond Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical 5% Return
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account
Value
(07/01/22)
Ending
Account
Value
(12/31/22)
Including
Interest
Expense
(a)
Excluding
Interest
Expense
(a)
Beginning
Account
Value
(07/01/22)
Ending
Account
Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Including
Interest
Expense
Excluding
Interest
Expense
Institutional .... $ 1,000.00 $ 970.70 $ 3.68 $ 1. 84 $ 1,000.00 $ 1,021.48 $ 3.77 $ 1,023. 34 $ 1. 89 0.74% 0.37%
Investor A ..... 1,000.00 968.40 4.76 2.93 1,000.00 1,020.37 4.89 1,022.23 3.01 0.96 0.59
Investor C ..... 1,000.00 965.90 8.52 6.6 9 1,000.00 1,016.53 8.74 1,018.4 0 6.8 7 1.72 1.3 5
Class K ...... 1,000.00 970.90 3.28 1.44 1,000.00 1,021.88 3.36 1,023.74 1.48 0.66 0.29
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Treasury Obligations ............................. 94.0%
Asset-Backed Securities .............................. 2.5
Non-Agency Mortgage-Backed Securities .................. 1.6
U.S. Government Sponsored Agency Securities .............. 1.3
Corporate Bonds ................................... 0.3
Foreign Agency Obligations ............................ 0.1
Investment Companies ............................... 0.1
Foreign Government Obligations ........................ 0.1
Common Stocks ................................... 0.0
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/ Aaa
( d )
...................................... 97.1%
AA/Aa ......................................... 0.0
(b)
BBB/Baa ....................................... 0.3
BB/Ba ......................................... 0.0
(b)
B ............................................ 0.1
CCC/ Caa ....................................... 0.0
(b)
C ............................................ 0.0
(b)
NR ........................................... 2.5
(a)
Excludes short-term securities, options purchased, options written, borrowed bonds and TBA sale commitments.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / About Fund Performance
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
About Fund Performance
Institutional Shares and Class K Shares  are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  4.00 % and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at  NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Consolidated Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2022
BlackRock Annual Report to Shareholders

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
December 31, 2022
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
United States — 2.8%
AMSR Trust
(a)
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... USD 3,000 $ 2,613,579
Series 2020-SFR5, Class E2,
2.93%, 11/17/37 .......... 3,000 2,646,141
Series 2021-SFR1, Class D, 2.60%,
06/17/38
(b)
.............. 2,500 1,942,407
Series 2021-SFR1, Class E2,
2.90%, 06/17/38
(b)
......... 3,700 2,861,022
Series 2021-SFR2, Class E2,
2.58%, 08/17/38 .......... 2,000 1,672,086
Series 2022-SFR1, Class E2,
4.64%, 03/17/39 .......... 4,912 4,302,900
FirstKey Homes Trust
(a)
Series 2020-SFR1, Class F1,
3.64%, 08/17/37 .......... 1,800 1,621,561
Series 2020-SFR1, Class F2,
4.28%, 08/17/37 .......... 2,143 1,953,110
Series 2020-SFR2, Class E, 2.67%,
10/19/37 ............... 3,000 2,643,840
FRTKL, Series 2021-SFR1, Class E2,
2.52%, 09/17/38
(a)
........... 4,000 3,317,453
Home Partners of America Trust
(a)
Series 2021-2, Class E2, 2.95%,
12/17/26 ............... 3,889 3,173,175
Series 2021-3, Class E2, 3.35%,
01/17/41 ............... 3,739 3,050,633
Mill City Solar Loan Ltd., Series 2019-
1A, Class A, 4.34%, 03/20/43
(a)
.. 1,053 985,547
New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class E2,
3.70%, 02/17/39
(a)
........... 4,000 3,422,718
Progress Residential Trust
Series 2019-SFR3, Class G, 4.12%,
09/17/36
(a)
.............. 3,200 3,005,982
Series 2020-SFR1, Class E, 3.03%,
04/17/37
(a)
.............. 3,000 2,726,357
Series 2020-SFR3, Class E, 2.30%,
10/17/27
(a)
.............. 3,000 2,617,355
Series 2021-SFR10, Class E2,
3.67%, 12/17/40
(a)
......... 800 633,166
Series 2021-SFR11, Class E2,
3.53%, 01/17/39
(a)
......... 4,000 3,098,762
Series 2021-SFR4, Class E2,
2.56%, 05/17/38
(a)
......... 3,455 2,881,999
Series 2021-SFR4, Class F, 3.41%,
05/17/38
(a)
.............. 1,000 849,739
Series 2021-SFR8, Class E2,
2.53%, 10/17/38
(a)
......... 4,000 3,274,816
Series 2021-SFR9, Class E2,
3.01%, 11/17/40
(a)
......... 3,500 2,729,490
Series 2022-SFR1, Class E2,
3.99%, 02/17/41
(a)
......... 4,000 3,097,263
Series 2022-SFR2, Class E2,
4.80%, 04/17/27 .......... 3,000 2,558,751
Series 2022-SFR7, Class D, 5.50%,
10/27/39
(a)
.............. 3,165 2,925,465
Tricon American Homes Trust
(a)
Series 2020-SFR1, Class E, 3.54%,
07/17/38 ............... 2,000 1,773,342
Series 2020-SFR2, Class E2,
3.08%, 11/17/39 .......... 4,000 3,270,889
Security
Par (000)
Par (000) Value
United States (continued)
Tricon Residential Trust, Series 2021-
SFR1, Class E2, 2.89%, 07/17/38
(a)
USD 3,500 $ 2,918,149
74,567,697
Total Asset-Backed Securities — 2.8%
(Cost: $88,124,363) .............................. 74,567,697
Shares
Shares
Common Stocks
United States — 0.0%
Blackstone Mortgage Trust, Inc., Class
A ...................... 20,000 423,400
Invitation Homes, Inc. ........... 15,000 444,600
868,000
Total Common Stocks — 0.0%
(Cost: $1,305,280) .............................. 868,000
Par (000)
Pa r (000)
Corporate Bonds
China — 0.1%
Agile Group Holdings Ltd., 6.05%
,
10/13/25
(c)
................ 545 242,797
Central China Real Estate Ltd., 7.25%
,
07/16/24
(c)
................ 545 155,325
China Aoyuan Group Ltd., 6.20%
,
03/24/26
(c)(d)(e)
.............. 545 42,237
China SCE Group Holdings Ltd.,
7.00%
,
05/02/25
(c)
........... 545 225,494
CIFI Holdings Group Co. Ltd., 4.45%
,
08/17/26
(c)(d)(e)
.............. 545 133,525
Easy Tactic Ltd., 7.50%
,
(7.50% Cash
or 7.50% PIK), 07/11/28
(f)
...... 568 108,114
Fantasia Holdings Group Co. Ltd.,
10.88%
,
01/09/23
(c)(d)(e)
........ 345 26,737
Fortune Star BVI Ltd., 5.05%
,
01/27/27
(c)
................ 545 343,350
Greenland Global Investment Ltd.,
6.13%
,
04/22/25
(c)
........... 345 134,550
Jingrui Holdings Ltd., 12.00%
,
08/31/22
(c)(d)(e)
.............. 545 21,800
Kaisa Group Holdings Ltd., 11.70%
,
11/11/25
(c)(d)(e)
.............. 545 70,850
KWG Group Holdings Ltd., 5.95%
,
08/10/25
(c)
................ 545 222,769
Logan Group Co. Ltd., 4.50%
,
01/13/28
(c)(d)(e)
.............. 545 109,000
Modern Land China Co. Ltd., 11.95%
,
03/04/24
(c)(d)(e)
.............. 545 30,316
Powerlong Real Estate Holdings Ltd.,
6.25%
,
08/10/24
(c)
........... 345 104,319
Redco Properties Group Ltd., 9.90%
,
02/17/24
(c)
................ 545 57,055
Redsun Properties Group Ltd., 7.30%
,
01/13/25
(c)(d)(e)
.............. 545 51,707
RKPF Overseas 2020 A Ltd., 5.20%
,
01/12/26
(c)
................ 545 384,225
Ronshine China Holdings Ltd., 7.10%
,
01/25/25
(c)(d)(e)
.............. 545 27,250

2022
BlackRock Annual Report to Shareholders
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
China (continued)
Sino-Ocean Land Treasure III Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.26%),
6.88%
(b)(c)(g)
................ USD 545 $ 167,690
Sunac China Holdings Ltd., 7.00%
,
07/09/25
(c)(d)(e)
.............. 545 111,725
Times China Holdings Ltd., 5.75%
,
01/14/27
(c)
................ 545 87,643
Yango Justice International Ltd., 8.25%
,
11/25/23
(c)(d)(e)
.............. 545 8,175
Yuzhou Group Holdings Co. Ltd.,
6.35%
,
01/13/27
(c)(d)(e)
......... 345 30,187
Zhenro Properties Group Ltd., 6.63%
,
01/07/26
(c)(d)(e)
.............. 545 13,625
2,910,465
Hong Kong — 0.0%
Melco Resorts Finance Ltd., 5.63%
,
07/17/27
(c)
................ 545 462,671
Indonesia — 0.0%
LMIRT Capital Pte. Ltd., 7.50%
,
02/09/26
(c)
................ 545 325,740
Macau — 0.1%
Champion Path Holdings Ltd., 4.85%
,
01/27/28
(c)
................ 545 454,496
MGM China Holdings Ltd., 4.75%
,
02/01/27
(c)
................ 545 479,021
Studio City Finance Ltd., 5.00%
,
01/15/29
(a)
................ 545 402,619
Wynn Macau Ltd., 5.50%
,
01/15/26
(c)
545 496,222
1,832,358
Singapore — 0.0%
GLP Pte. Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.74%), 4.50%
(b)(c)
(g)
...................... 345 172,241
United States — 0.1%
Oracle Corp., 3.95%
,
03/25/51 ..... 4,600 3,277,221
Total Corporate Bonds — 0.3%
(Cost: $19,633,296) .............................. 8,980,696
Foreign Agency Obligations
Belgium — 0.2%
European Union, Series NGEU, 0.70%
,
07/06/51
(c)
................ EUR 6,750 3,929,102
Total Foreign Agency Obligations — 0.2%
(Cost: $4,679,605) .............................. 3,929,102
Foreign Government Obligations
Israel — 0.0%
State of Israel Government Bond,
3.88%
,
07/03/50 ............ USD 1,234 1,029,079
Total Foreign Government Obligations — 0.0%
(Cost: $1,233,710) .............................. 1,029,079
Security
Shares
Shares Value
Investment Companies
iShares Residential and Multisector
Real Estate ETF
(h)
........... 32,341 $ 2,210,184
Total Investment Companies — 0.1%
(Cost: $2,933,731) .............................. 2,210,184
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.1%
United States — 1.1%
(a)
Angel Oak Mortgage Trust, Series
2022-1, Class A1, 2.88%, 12/25/66
(i)
USD 2,423 2,116,809
CSMC Trust, Series 2022-NQM5, Class
A1, 5.17%, 05/25/67
(b)
........ 6,048 5,897,137
Homeward Opportunities Fund Trust,
Series 2022-1, Class A1, 5.08%,
07/25/67
(i)
................. 2,920 2,834,466
OBX Trust, Series 2022-NQM9, Class
A1A, 6.45%, 09/25/62
(i)
........ 3,896 3,877,322
PRKCM Trust, Series 2022-AFC2,
Class A1, 5.33%, 08/25/57
(b)
.... 946 927,915
SG Residential Mortgage Trust, Series
2022-2, Class A1, 5.35%, 08/25/62
(i)
1,512 1,485,906
Spruce Hill Mortgage Loan Trust,
Series 2022-SH1, Class A1A,
4.10%, 07/25/57
(i)
........... 2,161 1,969,110
Verus Securitization Trust
(i)
Series 2022-1, Class A1, 2.72%,
01/25/67 ............... 4,547 3,951,584
Series 2022-7, Class A1, 5.15%,
07/25/67 ............... 4,426 4,304,369
Series 2022-INV2, Class A1, 6.79%,
10/25/67 ............... 1,321 1,329,831
28,694,449
Commercial Mortgage-Backed Securities — 0.7%
United States — 0.7%
(a)(b)
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.54%,
03/09/44 ............... 950 742,495
Series 2020-VIV3, Class B, 3.54%,
03/09/44 ............... 130 104,622
Extended Stay America Trust
Series 2021-ESH, Class B, (LIBOR
USD 1 Month + 1.38%), 5.70%,
07/15/38 ............... 2,929 2,814,701
Series 2021-ESH, Class C, (LIBOR
USD 1 Month + 1.70%), 6.02%,
07/15/38 ............... 410 393,544
Series 2021-ESH, Class D, (LIBOR
USD 1 Month + 2.25%), 6.57%,
07/15/38 ............... 820 785,033
Federal Home Loan Mortgage Corp.
Variable Rate Notes
Series 2017-K62, Class B, 3.88%,
01/25/50 ............... 2,500 2,335,303
Series 2017-K65, Class B, 4.08%,
07/25/50 ............... 2,000 1,861,681
Series 2018-K73, Class B, 3.85%,
02/25/51 ............... 1,350 1,224,592
Series 2018-K82, Class B, 4.13%,
09/25/28 ............... 2,043 1,870,939

BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-K83, Class B, 4.28%,
11/25/51 ............... USD 2,000 $ 1,830,322
Series 2019-K91, Class B, 4.26%,
04/25/51 ............... 2,000 1,817,993
Series 2019-K94, Class B, 3.97%,
07/25/52 ............... 2,000 1,772,167
Series 2020-K737, Class B, 3.30%,
01/25/53 ............... 932 845,979
18,399,371
Total Non-Agency Mortgage-Backed Securities — 1.8%
(Cost: $50,258,759) .............................. 47,093,820
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Variable Rate Notes, Series 2018-
W5FX, Class CFX, (LIBOR USD 1
Month + 0.00%), 3.66%, 04/25/28
(a)
(b)
...................... 696 572,960
Mortgage-Backed Securities — 1.4%
Uniform Mortgage-Backed Securities
(j)
3.00% ,  01/25/53 .......... 9,752 8,555,668
4.50% ,  01/25/53 .......... 12,246 11,783,731
5.00% ,  01/25/53 .......... 18,000 17,733,985
38,073,384
Total U.S. Government Sponsored Agency Securities
—
1.4%
(Cost: $38,828,906) .............................. 38,646,344
U.S. Treasury Obligations
U.S. Treasury Bonds , 3.13%, 02/15/43 21,195 18,081,984
U.S. Treasury Inflation Linked Bonds
2.38%, 01/15/25 - 01/15/27 ..... 96,358 97,145,863
2.00%, 01/15/26 ............ 38,294 38,245,728
1.75%, 01/15/28 ............ 34,809 34,784,968
3.63%, 04/15/28 ............ 35,637 38,837,166
2.50%, 01/15/29 ............ 32,141 33,510,359
3.88%, 04/15/29 ............ 41,392 46,506,425
3.38%, 04/15/32 ............ 14,887 17,039,357
2.13%, 02/15/40 - 02/15/41 ..... 45,693 48,357,927
0.75%, 02/15/42 - 02/15/45 ..... 97,812 80,327,723
0.63%, 02/15/43 ............ 35,761 28,830,082
1.38%, 02/15/44
(k)
........... 33,733 31,302,993
1.00%, 02/15/46 - 02/15/49 ..... 74,378 62,628,029
0.88%, 02/15/47 ............ 34,165 27,982,007
0.25%, 02/15/50 ............ 35,166 23,687,171
0.13%, 02/15/51 - 02/15/52 ..... 51,091 32,898,888
U.S. Treasury Inflation Linked Notes
0.63%, 01/15/24
(l)
........... 197,408 193,214,182
0.50%, 04/15/24 - 01/15/28 ..... 140,533 134,037,838
0.13%, 07/15/24 - 01/15/31 ..... 756,412 706,823,101
0.25%, 01/15/25 - 07/15/29 ..... 153,258 143,926,731
0.38%, 07/15/25 - 07/15/27 ..... 251,003 238,305,812
0.13%, 10/15/25
(l)
........... 84,626 80,422,908
0.63%, 01/15/26 - 07/15/32 ..... 170,811 159,857,315
1.63%, 10/15/27
(l)
........... 77,721 77,629,949
0.75%, 07/15/28 ............ 73,110 69,640,449
0.88%, 01/15/29 ............ 61,728 58,805,800
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.13%, 01/15/30 - 01/15/32
(m)
.... USD 303,332 $ 268,304,066
Total U.S. Treasury Obligations — 104.0%
(Cost: $3,072,530,398) ........................... 2,791,134,821
Total Long-Term Investments — 110.6%
(Cost: $3,279,528,048) ........................... 2,968,459,743
Short-Term Securities
Borrowed Bond Agreements — 0.4%
(n)
J.P. Morgan Securities LLC,
4.23%, 01/03/23 (Purchased on
12/30/22 to be repurchased at
USD 11,535,157, collateralized by
U.S. Treasury Bonds, 4.00%, due
at 11/15/52, par and fair value of
USD 11,334,100 and $11,350,038,
respectively) ............... 11,532 11,532,447
Total Borrowed Bond Agreements — 0.4%
(Cost: $11,532,447) .............................. 11,532,447
Shares
Shares
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.03%
(h)(o)
.... 8,792,373 8,792,373
Total Money Market Funds — 0.3%
(Cost: $8,792,373) .............................. 8,792,373
Total Short-Term Securities — 0.7%
(Cost: $20,324,820) .............................. 20,324,820
Total Options Purchased — 0.6%
(Cost: $19,333,500 ) .............................. 17,781,683
Total Investments Before Options Written, Borrowed Bonds and
TBA Sale Commitments — 111.9%
(Cost: $3,319,186,368) ........................... 3,006,566,246
Total Options Written — (1.2)%
(Premiums Received — $(31,050,918)) ................ (33,398,988)
Par (000)
Pa r (000)
Borrowed Bonds
U.S. Treasury Obligations — (0.4)%
United States — (0.4)%
U.S. Treasury Bonds, 4.00% ,  11/15/52 (11,334) (11,350,038)
Total Borrowed Bonds — (0.4)%
(Proceeds: $(11,642,976)) .........................
(11,350,038)
TBA Sale Commitments
Uniform Mortgage-Backed Securities
(j)
3.00% ,  01/25/53 ............ (9,752) (8,555,668)
4.50% ,  01/25/53 ............ (12,246) (11,783,731)

2022
BlackRock Annual Report to Shareholders
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
TBA Sale Commitments (continued)
5.00% ,  01/25/53 ............ USD (18,000) $ (17,733,985)
Total TBA Sale Commitments — (1.4)%
(Proceeds: $(38,200,712)) ......................... (38,073,384)
Total Investments Net of Options Written, Borrowed Bonds and
TBA Sale Commitments — 108.9%
(Cost: $3,238,291,762) ........................... 2,923,743,836
Liabilities in Excess of Other Assets — (8.9)% ............ (239,071,711)
Net Assets — 100.0% .............................. $ 2,684,672,125
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Perpetual security with no stated maturity date.
(h)
Affiliate of the Fund.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Represents or includes a TBA transaction.
(k)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(l)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(m)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(n)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(o)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 18,508,352 $ — $ (9,715,979)
(a)
$ — $ — $ 8,792,373 8,792,373 $ 107,133 $ —
iShares iBoxx $ High Yield
Corporate Bond ETF
(b)
..... — 8,099,130 (8,057,298) (41,832) — — — 53,576 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(b)
..... — 101,080,059 (101,092,172) 12,113 — — — 108,173 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF
(b)
— 44,643,896 (45,287,686) 643,790 — — — 57,226 —
iShares Residential and
Multisector Real Estate ETF . — 4,829,832 (1,801,412) (94,689) (723,547) 2,210,184 32,341 70,658 —
iShares TIPS Bond ETF
(b)
..... — 7,940,137 (7,982,137) 42,000 — — — — —
iShares U.S. Real Estate ETF
(b)
. 2,526,045 — (2,429,354) 450,876 (547,567) — — — —
$ 1,012,258 $ (1,271,114) $ 11,002,557 $ 396,766 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.

BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
BNP Paribas SA ....... 4.36% 12/30/22 01/03/23   $ 193,782,108 $ 193,829,045 U.S. Treasury Obligations Overnight
Nomura Securities
International, Inc. ..... 4.34 12/30/22 01/03/23   48,799,290 48,811,056 U.S. Treasury Obligations Overnight
Nomura Securities
International, Inc. ..... 4.38 12/30/22 01/03/23   30,590,000 30,597,444 U.S. Treasury Obligations Overnight
$ 273,171,398 $ 273,237,545

2022
BlackRock Annual Report to Shareholders
BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 43 03/08/23 $ 6,119 $ (354,279)
U.S. Treasury Ultra Bond .................................................... 137 03/22/23 18,294 (1,295,318)
U.S. Treasury 2 Year Note .................................................... 1,366 03/31/23 280,030 (630,561)
3 Month SOFR ........................................................... 1,131 09/19/23 268,697 (355,772)
(2,635,930)
Short Contracts
Euro-BTP ............................................................... 4 03/08/23 466 9,045
Euro- Buxl ............................................................... 33 03/08/23 4,777 887,999
Japan 10 Year Bond ........................................................ 75 03/13/23 83,126 1,343,633
Canada 10 Year Bonds ...................................................... 59 03/22/23 5,340 124,958
U.S. Treasury 10 Year Note ................................................... 203 03/22/23 22,765 291,157
U.S. Treasury 10 Year Ultra Note ............................................... 122 03/22/23 14,383 459,270
U.S. Treasury 5 Year Note .................................................... 575 03/31/23 62,001 49,361
3,165,423
$ 529,493
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 19,993,500 USD 13,560,000 Royal Bank of Canada 01/06/23 $ 53,694
CAD 18,372,636 USD 13,560,000 Royal Bank of Canada 01/06/23 9,290
EUR 12,702,647 USD 13,560,000 JPMorgan Chase Bank NA 01/06/23 39,480
GBP 11,272,030 USD 13,560,000 Royal Bank of Canada 01/06/23 68,042
MXN 54,301,050 USD 2,755,000 Citibank NA 02/08/23 12,413
USD 2,017,117 GBP 1,639,000 Bank of America NA 03/15/23 32,169
USD 48,831 GBP 40,000 UBS AG 03/15/23 388
215,476
USD 13,560,000 AUD 20,065,859 Morgan Stanley & Co. International plc 01/06/23 (102,963)
USD 13,560,000 CAD 18,425,158 Morgan Stanley & Co. International plc 01/06/23 (48,081)
USD 13,560,000 EUR 12,761,321 Morgan Stanley & Co. International plc 01/06/23 (102,296)
USD 13,560,000 GBP 11,265,338 Morgan Stanley & Co. International plc 01/06/23 (59,951)
USD 1,000,000 JPY 131,683,000 Standard Chartered Bank 02/02/23 (7,436)
USD 2,755,000 MXN 54,697,241 JPMorgan Chase Bank NA 02/08/23 (32,605)
USD 314,885 AUD 468,000 Deutsche Bank AG 03/15/23 (4,662)
USD 589,602 CAD 804,000 Bank of America NA 03/15/23 (4,517)
USD 4,964,663 EUR 4,651,000 UBS AG 03/15/23 (38,126)
USD 1,365,000 JPY 177,951,692 Morgan Stanley & Co. International plc 03/15/23 (3,839)
USD 141,809 MXN 2,846,000 UBS AG 03/15/23 (2,369)
(406,845)
$ (191,369)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3 Month SOFR Interest Futures .................. 6,050 01/13/23 USD 95.13 USD 1,512,500 $ 718,438

BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 1 day SOFR At Termination 4.00% At Termination
Goldman Sachs Bank
USA 06/30/23 4.00 % USD 710,169 $ 847,430
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.87% Semi-Annual
JPMorgan Chase
Bank NA 08/30/23 2.87 USD 91,523 1,341,651
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.53% Semi-Annual Barclays Bank plc 10/12/23 3.53 USD 42,157 1,690,100
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.06% Semi-Annual
Morgan Stanley & Co.
International plc 12/05/23 3.06 USD 75,875 1,932,209
5,811,390
Put
10-Year Interest Rate Swap
(a)
2.87% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 08/30/23 2.87 USD 91,523 5,744,685
10-Year Interest Rate Swap
(a)
3.53% Semi-Annual 1 day SOFR Annual Barclays Bank plc 10/12/23 3.53 USD 42,157 1,390,777
10-Year Interest Rate Swap
(a)
3.06% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 12/05/23 3.06 USD 75,875 4,116,393
11,251,855
$ 17,063,245
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3 Month SOFR Interest Futures ................... 6,066 01/13/23 USD 95.38 USD 1,516,500 $ (75,825)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
2.67% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 05/22/23 2.67 % USD 24,193 $ (131,066)
10-Year Interest Rate Swap
(a)
2.84% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 06/07/23 2.84 USD 86,802 (754,125)
10-Year Interest Rate Swap
(a)
3.10% Semi-Annual 1 day SOFR Annual
Goldman Sachs Bank
USA 06/15/23 3.10 USD 24,343 (363,663)
1-Year Interest Rate Swap
(a)
. 3.40% At Termination 1 day SOFR At Termination
Goldman Sachs Bank
USA 06/30/23 3.40 USD 710,169 (346,172)
10-Year Interest Rate Swap
(a)
2.75% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 07/19/23 2.75 USD 11,700 (113,899)
10-Year Interest Rate Swap
(a)
2.46% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 08/08/23 2.46 USD 59,000 (393,479)
10-Year Interest Rate Swap
(a)
2.44% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 08/10/23 2.44 USD 30,591 (198,313)
10-Year Interest Rate Swap
(a)
2.68% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 08/21/23 2.68 USD 33,986 (351,149)
10-Year Interest Rate Swap
(a)
3.26% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 10/03/23 3.26 USD 22,765 (644,966)
10-Year Interest Rate Swap
(a)
3.69% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 11/10/23 3.69 USD 33,253 (1,646,652)
10-Year Interest Rate Swap
(a)
3.32% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 11/16/23 3.32 USD 43,458 (1,460,405)
10-Year Interest Rate Swap
(a)
3.02% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 12/14/23 3.02 USD 40,406 (1,000,395)
(7,404,284)

2022
BlackRock Annual Report to Shareholders
BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2022
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.67% Semi-Annual
JPMorgan Chase
Bank NA 05/22/23 2.67 % USD 24,193 $ (1,801,188)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.84% Semi-Annual
Morgan Stanley & Co.
International plc 06/07/23 2.84 USD 86,802 (5,502,504)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.10% Semi-Annual
Goldman Sachs Bank
USA 06/15/23 3.10 USD 24,343 (1,159,163)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.75% Semi-Annual Deutsche Bank AG 07/19/23 2.75 USD 11,700 (816,266)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.46% Semi-Annual
Morgan Stanley & Co.
International plc 08/08/23 2.46 USD 59,000 (5,266,269)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.44% Semi-Annual Deutsche Bank AG 08/10/23 2.44 USD 30,591 (2,781,353)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.68% Semi-Annual
JPMorgan Chase
Bank NA 08/21/23 2.68 USD 33,986 (2,536,371)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.26% Semi-Annual Deutsche Bank AG 10/03/23 3.26 USD 22,765 (990,642)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.69% Semi-Annual Deutsche Bank AG 11/10/23 3.69 USD 33,253 (961,392)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.32% Semi-Annual
JPMorgan Chase
Bank NA 11/16/23 3.32 USD 43,458 (1,830,053)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.02% Semi-Annual Deutsche Bank AG 12/14/23 3.02 USD 40,406 (2,273,678)
(25,918,879)
$ (33,323,163)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.27% Annual 1 day TONAR Annual 01/05/23
(a)
01/05/25 JPY 406,270 $ (785) $ — $ (785)
1.61% Annual 1 day SOFR Annual N/A 03/09/32 USD 4,993 773,859 — 773,859
1.67% Annual 1 day SOFR Annual N/A 03/10/32 USD 19,518 2,926,320 — 2,926,320
1.97% Annual 1 day SOFR Annual N/A 03/16/32 USD 11,107 1,384,014 — 1,384,014
2.01% Annual 1 day SOFR Annual N/A 03/18/32 USD 13,125 1,598,130 — 1,598,130
2.13% Annual 1 day SOFR Annual N/A 03/23/32 USD 19,000 2,112,448 — 2,112,448
2.16% Annual 1 day SOFR Annual N/A 03/23/32 USD 11,297 1,236,228 — 1,236,228
2.29% Annual 1 day SOFR Annual N/A 03/29/32 USD 15,127 1,482,417 — 1,482,417
2.34% Annual 1 day SOFR Annual N/A 04/07/32 USD 11,206 1,062,200 — 1,062,200
2.44% Annual 1 day SOFR Annual N/A 04/08/32 USD 14,963 1,295,472 — 1,295,472
2.44% Annual 1 day SOFR Annual N/A 04/11/32 USD 11,227 972,470 — 972,470
2.58% Annual 1 day SOFR Annual N/A 04/13/32 USD 13,287 993,945 — 993,945
2.61% Annual 1 day SOFR Annual N/A 04/19/32 USD 13,079 946,767 — 946,767
2.64% Annual 1 day SOFR Annual N/A 04/20/32 USD 9,291 649,248 — 649,248
2.75% Annual 1 day SOFR Annual N/A 04/21/32 USD 13,287 812,102 — 812,102
2.68% Annual 1 day SOFR Annual N/A 04/21/32 USD 11,156 747,172 — 747,172
1 day SOFR Annual 2.53% Annual N/A 04/28/32 USD 22,494 (1,802,333) — (1,802,333)
2.74% Annual 1 day SOFR Annual N/A 05/03/32 USD 9,430 591,343 — 591,343
2.87% Annual 1 day SOFR Annual N/A 05/09/32 USD 18,716 981,939 — 981,939
1 day SOFR Annual 2.67% Annual N/A 05/16/32 USD 14,619 (1,016,884) — (1,016,884)
1 day SOFR Annual 2.54% Annual N/A 05/27/32 USD 16,545 (1,341,759) — (1,341,759)
2.73% Annual 1 day SOFR Annual N/A 06/03/32 USD 12,948 850,113 — 850,113
2.86% Annual 1 day SOFR Annual N/A 06/08/32 USD 16,678 916,051 — 916,051
2.79% Annual 1 day SOFR Annual N/A 06/09/32 USD 14,976 914,564 — 914,564
1 day SOFR Annual 2.78% Annual N/A 06/09/32 USD 68,063 (4,214,329) — (4,214,329)
2.85% Annual 1 day SOFR Annual N/A 06/13/32 USD 18,654 1,053,467 — 1,053,467
2.96% Annual 1 day SOFR Annual N/A 06/14/32 USD 13,029 616,549 — 616,549
2.96% Annual 1 day SOFR Annual N/A 06/14/32 USD 13,029 610,465 — 610,465

BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.17% Annual 1 day SOFR Annual N/A 06/15/32 USD 11,053 $ 324,457 $ — $ 324,457
3.09% Annual 1 day SOFR Annual N/A 06/17/32 USD 37,058 1,342,649 — 1,342,649
1 day SOFR Annual 3.00% Annual N/A 06/21/32 USD 18,430 (816,206) — (816,206)
1 day SOFR Annual 2.78% Annual N/A 07/05/32 USD 17,852 (1,129,394) — (1,129,394)
1 day SOFR Annual 2.83% Annual N/A 07/05/32 USD 14,876 (881,278) — (881,278)
1 day SOFR Annual 2.71% Annual N/A 07/06/32 USD 14,306 (995,235) — (995,235)
1 day SOFR Annual 2.62% Annual N/A 07/07/32 USD 12,299 (948,457) — (948,457)
1 day SOFR Annual 2.68% Annual N/A 07/08/32 USD 8,917 (640,113) — (640,113)
2.90% Annual 1 day SOFR Annual N/A 07/12/32 USD 10,578 565,988 — 565,988
1 day SOFR Annual 2.60% Annual N/A 07/26/32 USD 17,673 (1,411,877) — (1,411,877)
1 day SOFR Annual 2.54% Annual N/A 08/10/32 USD 56,746 (4,825,029) — (4,825,029)
2.76% Annual 1 day SOFR Annual N/A 08/23/32 USD 17,673 1,187,833 — 1,187,833
2.93% Annual 1 day SOFR Annual N/A 09/01/32 USD 17,497 929,403 — 929,403
1 day SOFR Annual 2.93% Annual N/A 09/01/32 USD 116,552 (6,142,062) — (6,142,062)
2.93% Annual 1 day SOFR Annual N/A 09/02/32 USD 17,864 936,724 — 936,724
2.99% Annual 1 day SOFR Annual N/A 09/02/32 USD 17,864 853,834 — 853,834
3.08% Annual 1 day SOFR Annual N/A 09/09/32 USD 10,569 428,004 — 428,004
3.47% Annual 1 day SOFR Annual N/A 09/30/32 USD 16,798 135,446 — 135,446
3.56% Annual 1 day SOFR Annual N/A 10/03/32 USD 25,197 13,178 — 13,178
1 day SOFR Annual 3.48% Annual N/A 10/04/32 USD 11,765 (85,343) — (85,343)
1 day SOFR Annual 3.41% Annual N/A 10/05/32 USD 6,670 (85,680) — (85,680)
3.62% Annual 1 day SOFR Annual N/A 10/12/32 USD 16,838 (71,519) — (71,519)
3.65% Annual 1 day SOFR Annual N/A 10/14/32 USD 6,699 (44,580) — (44,580)
3.85% Annual 1 day SOFR Annual N/A 10/21/32 USD 23,430 (550,869) — (550,869)
3.94% Annual 1 day SOFR Annual N/A 10/25/32 USD 7,700 (236,774) — (236,774)
1 day SOFR Annual 3.83% Annual N/A 10/27/32 USD 16,037 346,236 — 346,236
1 day SOFR Annual 3.56% Annual N/A 11/14/32 USD 9,289 (9,263) — (9,263)
3.81% Annual 1 day SOFR Annual N/A 11/15/32 USD 6,193 (124,678) — (124,678)
3.82% Annual 1 day SOFR Annual N/A 11/15/32 USD 16,632 (350,294) — (350,294)
1 day SOFR Annual 3.47% Annual N/A 11/18/32 USD 9,895 (80,631) — (80,631)
1 day SOFR Annual 3.41% Annual N/A 11/21/32 USD 13,169 (169,148) — (169,148)
1 day SOFR Annual 3.24% Annual N/A 12/05/32 USD 16,124 (443,262) — (443,262)
1 day SOFR Annual 3.21% Annual N/A 12/06/32 USD 9,651 (286,088) — (286,088)
1 day SOFR Annual 3.18% Annual N/A 12/12/32 USD 16,124 (511,034) — (511,034)
3.29% Annual 1 day SOFR Annual N/A 12/13/32 USD 9,273 215,598 — 215,598
3.36% Annual 1 day SOFR Annual N/A 12/22/32 USD 15,324 256,464 — 256,464
1 day SOFR Annual 3.01% Annual 05/17/32
(a)
05/17/37 USD 1,319 (19,619) — (19,619)
1.92% Annual 1 day SOFR Annual 05/17/47
(a)
05/17/52 USD 1,643 13,169 — 13,169
1.92% Annual 1 day SOFR Annual 05/17/47
(a)
05/17/52 USD 822 6,523 — 6,523
0.88% Annual 1 day TONAR Annual N/A 05/23/52 JPY 5,378 4,459 — 4,459
0.85% Annual 1 day TONAR Annual N/A 05/26/52 JPY 4,434 3,938 — 3,938
0.79% Annual 1 day TONAR Annual N/A 05/27/52 JPY 4,434 4,441 — 4,441
0.89% Annual
6 month
EURIBOR Semi-Annual 12/05/42
(a)
12/05/52 EUR 225 6,564 — 6,564
0.87% Annual
6 month
EURIBOR Semi-Annual 12/05/42
(a)
12/05/52 EUR 225 6,761 — 6,761
0.84% Annual
6 month
EURIBOR Semi-Annual 12/08/42
(a)
12/08/52 EUR 222 7,057 — 7,057
6 month
EURIBOR Semi-Annual 1.40% Annual 12/29/42
(a)
12/29/52 EUR 222 25 — 25
3.03% Annual 1 day SONIA Annual N/A 11/08/72 GBP 22 987 — 987
$ 3,882,498 $ — $ 3,882,498
(a)
Forward swap.

2022
BlackRock Annual Report to Shareholders
BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2022
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
U.S. Consumer Price Index
All Items Monthly At Termination 3.17% At Termination 10/21/23 USD 7,275 $ 21,169 $ — $ 21,169
2.99% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 10/21/24 USD 7,275 (45,788) — (45,788)
3.08% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 09/15/27 EUR 5,915 (2,894) (415) (2,479)
2.56% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 10/15/27 EUR 12,940 284,316 — 284,316
3.32% At Termination
France Consumer Price
Index ex. Tobacco All
Items Monthly At Termination 12/15/27 EUR 13,160 (16,459) (4,610) (11,849)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.77% At Termination 12/15/27 EUR 13,160 20,346 (3,133) 23,479
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.67% At Termination 09/15/32 EUR 5,915 (28,774) 1,131 (29,905)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.42% At Termination 10/15/32 EUR 12,940 (337,898) — (337,898)
U.S. Consumer Price Index
All Items Monthly At Termination 2.60% At Termination 11/18/32 USD 3,200 8,179 — 8,179
2.57% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 12/15/32 EUR 13,160 (26,410) 2,027 (28,437)
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 3.08% At Termination 12/15/32 EUR 13,160 3,453 5,752 (2,299)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.43% At Termination 07/15/52 EUR 1,680 (158,988) — (158,988)
2.60% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 08/15/52 EUR 830 26,463 — 26,463
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.44% At Termination 08/15/52 EUR 1,680 (143,283) — (143,283)
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 08/17/52 USD 1,070 12,422 — 12,422
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.52% At Termination 09/15/52 EUR 1,735 (89,705) — (89,705)
2.49% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/20/52 USD 2,230 (15,135) — (15,135)
2.62% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 10/27/52 USD 20,955 (790,872) — (790,872)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.65% At Termination 11/15/52 EUR 865 (2,945) — (2,945)
2.49% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 12/12/52 USD 1,020 (8,069) — (8,069)
$ (1,290,872) $ 752 $ (1,291,624)

BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 4.06%
1 day SONIA ......................................... Sterling Overnight Index Average 3.43
1 day TONAR ........................................ Tokyo Overnight Average Rate (0.02)
6 month EURIBOR ..................................... Euro Interbank Offered Rate 2.69
Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 8,910 $ (8,158) $ 33,493,049 $ (30,902,175) $ —
Options Written ................................................... N/A N/A 9,248,680 (11,596,750) (33,398,988)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 3,165,423 $ — $ 3,165,423
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 215,476 — — 215,476
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — — 17,781,683 — 17,781,683
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 33,117,021 376,028 33,493,049
$ — $ — $ — $ 215,476 $ 54,064,127 $ 376,028 $ 54,655,631
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 2,635,930 $ — $ 2,635,930
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 406,845 — — 406,845
Options written
(b)
Options written at value ..................... — — — — 33,398,988 — 33,398,988
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 29,234,523 1,667,652 30,902,175
$ — $ — $ — $ 406,845 $ 65,269,441 $ 1,667,652 $ 67,343,938
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.

2022
BlackRock Annual Report to Shareholders
BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended December 31, 2022, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ (35,270) $ — $ (1,472,710) $ — $ 132,018,089 $ (541) $ 130,509,568
Forward foreign currency exchange contracts .... — — — 4,666,592 — — 4,666,592
Options purchased
(a)
..................... — — 1,633,882 (3,219,038) 21,180,122 809,919 20,404,885
Options written ........................ — — (43,989) 1,332,244 (26,994,112) — (25,705,857)
Swaps .............................. — 201,035 (2,706) — (20,631,138) (1,378,470) (21,811,279)
$ (35,270) $ 201,035 $ 114,477 $ 2,779,798 $ 105,572,961 $ (569,092) $ 108,063,909
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ 173,946 $ — $ — $ — $ (630,267) $ — $ (456,321)
Forward foreign currency exchange contracts .... — — — (706,958) — — (706,958)
Options purchased
(b)
..................... — — — 396,379 (1,438,761) — (1,042,382)
Options written ........................ — — — — (2,870,726) (1,013,937) (3,884,663)
Swaps .............................. — — — — 4,951,420 (495,922) 4,455,498
$ 173,946 $ — $ — $ (310,579) $ 11,666 $ (1,509,859) $ (1,634,826)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 226,846,882
Average notional value of contracts — short ................................................................................. $ 515,017,693
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 123,573,805
Average amounts sold — in USD ........................................................................................ $ 92,816,728
Options
Average value of option contracts purchased ................................................................................ $ 819,740
Average value of option contracts written ................................................................................... $ 117,328
Average notional value of swaption contracts purchased ......................................................................... $ 397,636,405
Average notional value of swaption contracts written ........................................................................... $ 932,803,006
Credit default swaps
Average notional value — sell protection ................................................................................... $ 24,033,009
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 509,496,768
Average notional value — receives fixed rate ................................................................................ $ 530,213,580
Inflation swaps
Average notional value — pays fixed rate ................................................................................... $ 27,374,636
Average notional value — receives fixed rate ................................................................................ $ 30,242,750
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ 1,040,994
Futures contracts .................................................................................... $ 499,646 $ 810,459
Forward foreign currency exchange contracts ................................................................. 215,476 406,845
Options
(a)(b)
........................................................................................ 17,781,683 33,398,988
Swaps — centrally cleared .............................................................................. — 136,852
Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities ....................................
$ 18,496,805 $ 34,753,144
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,218,084) (1,023,136)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 17,278,721 $ 33,730,008
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.

BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 32,169 $ (4,517) $ — $ — $ 27,652
Barclays Bank plc ................................ 3,080,877 — (3,080,877) — —
Citibank NA .................................... 12,413 — — — 12,413
Goldman Sachs Bank USA .......................... 847,430 (847,430) — — —
JPMorgan Chase Bank NA .......................... 7,125,816 (7,125,816) — — —
Morgan Stanley & Co. International plc .................. 6,048,602 (6,048,602) — — —
Royal Bank of Canada ............................. 131,026 — — — 131,026
UBS AG ...................................... 388 (388) — — —
$ 17,278,721 $ (14,026,753) $ (3,080,877) $ — $ 171,091
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(d)(e)
Bank of America NA .............................. $ 4,517 $ (4,517) $ — $ — $ —
Deutsche Bank AG ............................... 11,432,218 — (11,364,417) — 67,801
Goldman Sachs Bank USA .......................... 1,868,998 (847,430) (551,534) — 470,034
JPMorgan Chase Bank NA .......................... 8,142,837 (7,125,816) (1,096,660) — (79,639)
Morgan Stanley & Co. International plc .................. 12,233,507 (6,048,602) (5,512,006) — 672,899
Standard Chartered Bank ........................... 7,436 — — — 7,436
UBS AG ...................................... 40,495 (388) — — 40,107
$ 33,730,008 $ (14,026,753) $ (18,524,617) $ — $ 1,178,638
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 74,567,697 $ — $ 74,567,697
Common Stocks ......................................... 868,000 — — 868,000
Corporate Bonds ........................................ — 8,980,696 — 8,980,696
Foreign Agency Obligations ................................. — 3,929,102 — 3,929,102
Foreign Government Obligations .............................. — 1,029,079 — 1,029,079
Investment Companies .................................... 2,210,184 — — 2,210,184
Non-Agency Mortgage-Backed Securities ........................ — 47,666,780 — 47,666,780
U.S. Government Sponsored Agency Securities .................... — 38,073,384 — 38,073,384
U.S. Treasury Obligations ................................... — 2,791,134,821 — 2,791,134,821
Short-Term Securities
Borrowed Bond Agreements ................................. — 11,532,447 — 11,532,447
Money Market Funds ...................................... 8,792,373 — — 8,792,373
Options Purchased
Interest rate contracts ...................................... 718,438 17,063,245 — 17,781,683

2022
BlackRock Annual Report to Shareholders
BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2022
See notes to consolidated financial statements.
Level 1 Level 2 Level 3 Total
Liabilities
Investments
Borrowed Bonds ......................................... $ — $ (11,350,038) $ — $ (11,350,038)
TBA Sale Commitments .................................... — (38,073,384) — (38,073,384)
$ 12,588,995 $ 2,944,553,829 $ — $ 2,957,142,824
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 215,476 $ — $ 215,476
Interest rate contracts ....................................... 3,165,423 33,117,021 — 36,282,444
Other contracts ........................................... — 376,028 — 376,028
Liabilities
Foreign currency exchange contracts ............................ — (406,845) — (406,845)
Interest rate contracts ....................................... (2,711,755) (62,557,686) — (65,269,441)
Other contracts ........................................... — (1,667,652) — (1,667,652)
$ 453,668 $ (30,923,658) $ — $ (30,469,990)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $273,237,545 are categorized as Level 2 within the fair value hierarchy.
Fair Value Hierarchy as of Period End (continued)

Consolidated Statement of Assets and Liabilities
December 31, 2022

Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock
Inflation Protected
Bond Portfolio
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 2,995,563,689
Investments, at value — affiliated
(b)
.......................................................................................... 11,002,557
Cash ............................................................................................................. 6,502,951
Cash pledged: –
Collateral — exchange-traded options written ................................................................................. 14,920,000
Futures contracts .................................................................................................... 4,017,820
Centrally cleared swaps ................................................................................................ 4,594,000
Foreign currency, at value
(c)
............................................................................................... 4,954,114
Receivables: –
Investments sold .................................................................................................... 26,174,112
Swaps   .......................................................................................................... 138
TBA sale commitments ................................................................................................ 38,200,712
Capital shares sold ................................................................................................... 7,560,654
Dividends — unaffiliated ............................................................................................... 12,400
Dividends — affiliated ................................................................................................. 15,133
Interest — unaffiliated ................................................................................................. 8,351,313
From the Manager ................................................................................................... 149,505
Variation margin on futures contracts ....................................................................................... 499,646
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 215,476
Prepaid expenses ..................................................................................................... 154,087
Total assets .........................................................................................................
3,122,888,307
LIABILITIES
Cash received: –
Collateral — TBA commitments ........................................................................................... 195,000
Borrowed bonds, at value
(d)
............................................................................................... 11,350,038
Options written, at value
(e)
................................................................................................ 33,398,988
TBA sale commitments, at value
(f)
........................................................................................... 38,073,384
Reverse repurchase agreements, at value ..................................................................................... 273,237,545
Payables: –
Investments purchased ................................................................................................ 67,205,870
Administration fees ................................................................................................... 89,330
Capital shares redeemed ............................................................................................... 9,637,977
Income dividend distributions ............................................................................................ 1,536,232
Interest expense .................................................................................................... 58,862
Investment advisory fees .............................................................................................. 489,567
Trustees' and Officer's fees ............................................................................................. 3,474
Professional fees .................................................................................................... 48,908
Service and distribution fees ............................................................................................. 141,979
Variation margin on futures contracts ....................................................................................... 810,459
Variation margin on centrally cleared swaps .................................................................................. 136,852
Other accrued expenses ............................................................................................... 1,394,872
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 406,845
Total liabilities ........................................................................................................
438,216,182
NET ASSETS ........................................................................................................
$ 2,684,672,125
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 3,113,804,109
Accumulated loss ..................................................................................................... (429,131,984)
NET ASSETS ........................................................................................................
$ 2,684,672,125
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 3,307,460,264
(b)
  Investments, at cost — affiliated .......................................................................................... $ 11,726,104
(c)
  Foreign currency, at cost ............................................................................................... $ 4,901,027
(d)
  Proceeds received from borrowed bonds .................................................................................... $ 11,642,976
(e)
  Premiums received .................................................................................................. $ 31,050,918
(f)
  Proceeds from TBA sale commitments ...................................................................................... $ 38,200,712

Consolidated Statement of Assets and Liabilities
(continued)
December 31, 2022
2022
BlackRock Annual Report to Shareholders

See notes to consolidated financial statements.
BlackRock
Inflation Protected
Bond Portfolio
NET ASSET VALUE
Institutional
Net assets ..........................................................................................................
$ 1,524,658,591
Shares outstanding ...................................................................................................
156,290,727
Net asset value ......................................................................................................
$ 9.76
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Investor A
Net assets ..........................................................................................................
$ 441,529,434
Shares outstanding ...................................................................................................
46,550,484
Net asset value ......................................................................................................
$ 9.48
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Investor C
Net assets ..........................................................................................................
$ 40,542,510
Shares outstanding ...................................................................................................
4,476,296
Net asset value ......................................................................................................
$ 9.06
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Class K
Net assets ..........................................................................................................
$ 677,941,590
Shares outstanding ...................................................................................................
70,581,344
Net asset value ......................................................................................................
$ 9.61
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001

Consolidated Statement of Operations
Year Ended December 31, 2022

Consolidated Financial Statements
(a)
Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Consolidated Financial Statements.
BlackRock
Inflation Protected
Bond Portfolio
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 100,098
Dividends — affiliated ................................................................................................. 396,766
Interest — unaffiliated
(a)
................................................................................................ 238,890,879
Total investment income .................................................................................................
239,387,743
EXPENSES
Investment advisory .................................................................................................. 7,533,633
Transfer agent — class specific .......................................................................................... 3,833,885
Proxy ............................................................................................................ 1,806,892
Service and distribution — class specific .................................................................................... 1,643,277
Administration ..................................................................................................... 1,173,939
Administration — class specific .......................................................................................... 620,803
Accounting services .................................................................................................. 274,544
Registration ....................................................................................................... 257,540
Professional ....................................................................................................... 89,664
Custodian ......................................................................................................... 86,653
Trustees and Officer .................................................................................................. 45,722
Printing and postage ................................................................................................. 25,240
Miscellaneous ...................................................................................................... 68,672
Total expenses excluding interest expense .....................................................................................
17,460,464
Interest expense .................................................................................................... 6,700,963
Total expenses .......................................................................................................
24,161,427
Less: –
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (2,642,818)
Administration fees waived by the Manager — class specific ....................................................................... (620,803)
Fees waived and/or reimbursed by the Manager ............................................................................... (550,009)
Total expenses after fees waived and/or reimbursed ..............................................................................
20,347,797
Net investment income ..................................................................................................
219,039,946
REALIZED AND UNREALIZED GAIN (LOSS) $ (608,236,385)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (193,264,185)
Investments — affiliated ............................................................................................. 1,012,258
Borrowed bonds .................................................................................................. (146,876)
Forward foreign currency exchange contracts ............................................................................... 4,666,592
Foreign currency transactions ......................................................................................... (894,723)
Futures contracts .................................................................................................. 130,509,568
Options written ................................................................................................... (25,705,857)
Swaps ......................................................................................................... (21,811,279)
A
(105,634,502)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (500,943,031)
Investments — affiliated ............................................................................................. (1,271,114)
Borrowed bonds .................................................................................................. 292,938
Forward foreign currency exchange contracts ............................................................................... (706,958)
Foreign currency translations .......................................................................................... (88,232)
Futures contracts .................................................................................................. (456,321)
Options written ................................................................................................... (3,884,663)
Swaps ......................................................................................................... 4,455,498
A
(502,601,883)
Net realized and unrealized loss ............................................................................................
(608,236,385)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (389,196,439)
See notes to consolidated financial statements.

Consolidated Statements of Changes in Net Assets

2022
BlackRock Annual Report to Shareholders

BlackRock Inflation Protected Bond
Portfolio
Year Ended 12/31/22 Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 219,039,946  $ 130,348,714
Net realized gain (loss) .............................................................................. (105,634,502) 55,502,754
Net change in unrealized appreciation (depreciation) .......................................................... (502,601,883) (35,384,687)
Net increase (decrease) in net assets resulting from operations ..................................................... (389,196,439) 150,466,781
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (136,670,931) (108,119,101)
Service ....................................................................................... —  (318,183)
Investor A ..................................................................................... (32,339,725) (30,063,349)
Investor C ..................................................................................... (3,141,052) (2,302,983)
Class K ....................................................................................... (50,831,694) (39,118,539)
Decrease in net assets resulting from distributions to shareholders ................................................... (222,983,402) (179,922,155)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (43,153,646) 1,147,958,917
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (655,333,487) 1,118,503,543
Beginning of year .................................................................................... 3,340,005,612  2,221,502,069
End of year ........................................................................................
$ 2,684,672,125  $ 3,340,005,612
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to consolidated financial statements.

Consolidated Statement of Cash Flows
Year Ended December 31, 2022

Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock
Inflation Protected
Bond Portfolio
CASH PROVIDED BY OPERATING ACTIVITIES –
Net decrease in net assets resulting from operations .............................................................................. $ (389,196,439)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities: —
Proceeds from sales of long-term investments ................................................................................. 12,051,650 , 375
Purchases of long-term investments ....................................................................................... (11,304,045,88 3)
Net purchases of short-term securities ...................................................................................... (1,816,468)
Amortization of premium and accretion of discount on investments ................................................................... (210,074,616)
Premiums paid on closing options written .................................................................................... (95,106,776)
Premiums received from options written ..................................................................................... 97,696 ,46 1
Net realized (gain) loss on investments, options written and borrowed bonds ............................................................ 218,104,660
Net unrealized (appreciation) depreciation on investments, options written, borrowed bonds, forward foreign currency exchange contracts and foreign currency translations ..................................................................................................... 506,601,060
(Increase) Decrease in Assets:
Receivables: —
Swaps .......................................................................................................... (138)
Dividends — affiliated ............................................................................................... (15,079)
Interest — unaffiliated ............................................................................................... 1,225,839
From the Manager .................................................................................................. 119,453
Variation margin on futures contracts ..................................................................................... (231,833)
Prepaid expenses .................................................................................................... 48,767
Increase (Decrease) in Liabilities: —
Cash received: —
Collateral — OTC derivatives .......................................................................................... (300,000)
Collateral — TBA commitments ......................................................................................... 195,000
Payables: —
Administration fees ................................................................................................. (14,804)
Interest expense   .................................................................................................. 123,877
Investment advisory fees ............................................................................................. (156,419)
Trustees' and Officer's fees ............................................................................................ 3,474
Professional fees .................................................................................................. 48,908
Service and distribution fees ........................................................................................... (9,699)
Variation margin on futures contracts ..................................................................................... 810,459
Variation margin on centrally cleared swaps ................................................................................. 109,925
Other accrued expenses ............................................................................................. (1,097,990)
Other affiliates fees ................................................................................................. (3,637)
Net cash provided by operating activities ......................................................................................
874,668,477
CASH USED FOR FINANCING ACTIVITIES
Cash dividends paid to shareholders ......................................................................................... (9,444,299)
Payments on redemption of capital shares ..................................................................................... (1,668,592,613)
Proceeds from issuance of capital shares ..................................................................................... 1,415,249,891
Net borrowing of reverse repurchase agreements ................................................................................ (617,509,710)
Net cash used for financing activities ......................................................................................... (880,296,731)
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations .................................................................................
(95,669)
CASH AND FOREIGN CURRENCY
Net decrease in restricted and unrestricted cash and foreign currency .................................................................. (5,723,923)
Restricted and unrestricted cash and foreign currency at beginning of year ...............................................................
40,712,808
Restricted and unrestricted cash and foreign currency at end of year ................................................................... $ 34,988,885
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the year for interest expense ..................................................................................
$ 6,635,948
NON-CASH FINANCING ACTIVITIES
R einvestment of dividends and distributions ....................................................................................
$ 215,120,199

Consolidated Statement of Cash Flows
(continued)
Year Ended December 31, 2022
2022
BlackRock Annual Report to Shareholders

See notes to consolidated financial statements.
BlackRock
Inflation Protected
Bond Portfolio
h
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF YEAR TO THE
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES: 34,988,885
Cash ........................................................................................................... $ 6,502,951
Cash pledged: —
Collateral — exchange-traded options written .............................................................................. 14,920,000
Futures contracts ................................................................................................. 4,017,820
Centrally cleared swaps ............................................................................................. 4,594,000
Foreign currency, at value ............................................................................................. 4,954,114
$ 34,988,885

Consolidated Financial Highlights
(For a share outstanding throughout each period)

Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.69%, 0.56% and 0.34%, respectively.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.52%, 0.35% and 0.34%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Inflation Protected Bond Portfolio
Institutional
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year .................................
$ 11.82  $ 11.91  $ 10.82  $ 10.23  $ 10.71
Net investment income
(a)
.......................................
0.76  0.59  0.16  0.22  0.28
Net realized and unrealized gain (loss) ..............................
(2.06) 0.08  1.11  0.62  (0.48)
Net increase (decrease) from investment operations ...................... (1.30) 0.67  1.27  0.84  (0.20)
Distributions
(b)
– – – – –
From net investment income ....................................
(0.66) (0.58) (0.18) (0.25) (0.25)
From net realized gain .........................................
(0.1 0 ) (0.18) —  —  —
Return of capital ............................................. —  —  —  —  (0.03)
Total distributions ............................................. (0.76) (0.76) (0.18) (0.25) (0.28)
Net asset value, end of year ..................................... $ 9.76  $ 11.82  $ 11.91  $ 10.82  $ 10.23
Total Return
(c)
— — — — —
Based on net asset value ........................................ (11.40)% 5.75% 11.75% 8.26% (1.88)%
Ratios to Average Net Assets
(d)
Total expenses ...............................................
0.75%
(e)
0.56%
(f)
0.61% 0.80% 0.63%
Total expenses after fees waived and/or reimbursed ......................
0.62%
(e)
0.39%
(f)
0.43% 0.65% 0.50%
Total expenses after fees waived and/or reimbursed and excluding interest expense .
0.40%
(e)
0.38%
(f)
0.34% 0.34% 0.34%
Net investment income .........................................
7.14% 4.92% 1.39% 2.12% 2.67%
Supplemental Data
Net assets, end of year (000) ...................................... $ 1,524,659  $ 2,093,224  $ 1,260,218  $ 1,343,773  $ 1,434,877
Portfolio turnover rate
(g)
.......................................... 293% 246% 330% 252% 176%
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...........................................
235% 246% 319% 220% 172%
See notes to consolidated financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.99%, 0.80% and 0.59%, respectively.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.77%, 0.60% and 0.59%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Inflation Protected Bond Portfolio
Investor A
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year .................................
$ 11.50  $ 11.60  $ 10.55  $ 9.99  $ 10.46
Net investment income
(a)
.......................................
0.70  0.55  0.13  0.20  0.25
Net realized and unrealized gain (loss) ..............................
(2.00) 0.07  1.08  0.59  (0.46)
Net increase (decrease) from investment operations ...................... (1.30) 0.62  1.21  0.79  (0.21)
Distributions
(b)
– – – – –
From net investment income ....................................
(0.62) (0.54) (0.16) (0.23) (0.23)
From net realized gain .........................................
(0.1 0 ) (0.18) —  —  —
Return of capital ............................................. —  —  —  —  (0.03)
Total distributions ............................................. (0.72) (0.72) (0.16) (0.23) (0.26)
Net asset value, end of year ..................................... $ 9.48  $ 11.50  $ 11.60  $ 10.55  $ 9.99
Total Return
(c)
— — — — —
Based on net asset value ........................................ (11.71)% 5.45% 11.53% 7.94% (2.08)%
Ratios to Average Net Assets
(d)
Total expenses ...............................................
1.05%
(e)
0.80%
(f)
0.93% 1.27% 1.13%
Total expenses after fees waived and/or reimbursed ......................
0.86%
(e)
0.63%
(f)
0.68% 0.90% 0.75%
Total expenses after fees waived and/or reimbursed and excluding interest expense .
0.65%
(e)
0.62%
(f)
0.59% 0.59% 0.59%
Net investment income .........................................
6.80% 4.73% 1.18% 1.89% 2.42%
Supplemental Data
Net assets, end of year (000) ...................................... $ 441,529  $ 478,357  $ 457,665  $ 359,449  $ 248,530
Portfolio turnover rate
(g)
.......................................... 293% 246% 330% 252% 176%
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...........................................
235% 246% 319% 220% 172%
See notes to consolidated financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.64%, 1.55% and 1.34%, respectively.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.47%, 1.35% and 1.34%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Inflation Protected Bond Portfolio
Investor C
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year .................................
$ 11.01  $ 11.12  $ 10.17  $ 9.66  $ 10.13
Net investment income
(a)
.......................................
0.61  0.44  0.01  0.10  0.17
Net realized and unrealized gain (loss) ..............................
(1.93) 0.08  1.07  0.59  (0.44)
Net increase (decrease) from investment operations ...................... (1.32) 0.52  1.08  0.69  (0.27)
Distributions
(b)
– – – – –
From net investment income ....................................
(0.53) (0.45) (0.13) (0.18) (0.18)
From net realized gain .........................................
(0.10) (0.18) —  —  —
Return of capital ............................................. —  —  —  —  (0.02)
Total distributions ............................................. (0.63) (0.63) (0.13) (0.18) (0.20)
Net asset value, end of year ..................................... $ 9.06  $ 11.01  $ 11.12  $ 10.17  $ 9.66
Total Return
(c)
— — — — —
Based on net asset value ........................................ (12.35)% 4.73% 10.64% 7.17% (2.75)%
Ratios to Average Net Assets
(d)
Total expenses ...............................................
1.70%
(e)
1.51%
(f)
1.57% 1.83% 1.63%
Total expenses after fees waived and/or reimbursed ......................
1.61%
(e)
1.39%
(f)
1.43% 1.65% 1.50%
Total expenses after fees waived and/or reimbursed and excluding interest expense .
1.40%
(e)
1.38%
(f)
1.34% 1.34% 1.34%
Net investment income .........................................
6.15% 3.95% 0.06% 1.04% 1.68%
Supplemental Data
Net assets, end of year (000) ...................................... $ 40,543  $ 50,488  $ 29,358  $ 62,226  $ 99,108
Portfolio turnover rate
(g)
.......................................... 293% 246% 330% 252% 176%
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...........................................
235% 246% 319% 220% 172%
See notes to consolidated financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.55%, 0.50% and 0.29%, respectively.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.34%, 0.29% and 0.29%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Inflation Protected Bond Portfolio
Class K
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year .................................
$ 11.64  $ 11.73  $ 10.65  $ 10.07  $ 10.54
Net investment income
(a)
.......................................
0.73  0.59  0.17  0.22  0.28
Net realized and unrealized gain (loss) ..............................
(2.01) 0.08  1.09  0.61  (0.47)
Net increase (decrease) from investment operations ...................... (1.28) 0.67  1.26  0.83  (0.19)
Distributions
(b)
– – – – –
From net investment income ....................................
(0.65) (0.58) (0.18) (0.25) (0.25)
From net realized gain .........................................
(0.1 0 ) (0.18) —  —  —
Return of capital ............................................. —  —  —  —  (0.03)
Total distributions ............................................. (0.75) (0.76) (0.18) (0.25) (0.28)
Net asset value, end of year ..................................... $ 9.61  $ 11.64  $ 11.73  $ 10.65  $ 10.07
Total Return
(c)
— — — — —
Based on net asset value ........................................ (11.38)% 5.80% 11.85% 8.28% (1.81)%
Ratios to Average Net Assets
(d)
Total expenses ...............................................
0.61%
(e)
0.38%
(f)
0.43% 0.65% 0.53%
Total expenses after fees waived and/or reimbursed ......................
0.56%
(e)
0.33%
(f)
0.38% 0.60% 0.45%
Total expenses after fees waived and/or reimbursed and excluding interest expense .
0.35%
(e)
0.33%
(f)
0.29% 0.29% 0.29%
Net investment income .........................................
7.06% 5.03% 1.48% 2.14% 2.70%
Supplemental Data
Net assets, end of year (000) ...................................... $ 677,942  $ 717,937  $ 460,370  $ 340,162  $ 315,003
Portfolio turnover rate
(g)
.......................................... 293% 246% 330% 252% 176%
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...........................................
235% 246% 319% 220% 172%
See notes to consolidated financial statements.

Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Inflation Protected Bond Portfolio (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund  include the account of Cayman Inflation Protected Bond Portfolio, Ltd. (the
“Cayman Subsidiary”), which is a wholly-owned subsidiary of the Fund  and primarily invests in commodity-related instruments and other derivatives . The Cayman Subsidiary enables  the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund  may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $5,988,048 , which is 0.2%  of the Fund’s  consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to  the Fund , except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Consolidated Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman
Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees and Officer’s fees payable in the Consolidated Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Consolidated Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the
Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services.  Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Notes to Consolidated Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the
Consolidated Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Consolidated Statement of Assets and
Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Consolidated Statement of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the year ended December 31, 2022, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Fund were
$449,892,871 and 1.74%, respectively.
Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/
or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
As of period end, the following table is a summary of the Fund’s open borrowed bond agreements and reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
Short Sale Transactions:  In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Consolidated
Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the
Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Counterparty
Borrowed
Bond
Agreements
(a)
Reverse
Repurchase
Agreements
Borrowed
Bonds at
Value including
Accrued
Interest
(b)
Net Amount before
Collateral
Non-Cash
Collateral
Received
Cash
Collateral
Received
Fair Value of
Non-cash
Collateral
Pledged
Including
Accrued
Interest
(c)
Cash
Collateral
Pledged
Net Collateral
(Received)/
Pledged
(c)
Net Exposure
Due (to)/from
Counterparty
(d)
BNP Paribas SA .. $ — $ (193,829,04 5 ) $ — $ (193,829,04 5 ) $ — $ — $ 193,784,145 $ — $ 193,784,145 $ (44,90 0 )
J.P. Morgan
Securities LLC .... 11,532,447 — (11,408,900) 123,547 — — — — — 123,547
Nomura Securities
International, Inc. .. — (79,408,500) — (79,408,500) — — 79,286,925 — 79,286,925 (121,575)
$ 11,532,447 $ (273,237,54 5 ) $ (11,408,900) $ (273,113,99 8 ) $ — $ — $ 273,071,070 $ — $ 273,071,070 $ (42,92 8 )
(a)
Included in Investments at value-unaffiliated in the Consolidated Statement of Assets and Liabilities.
(b)
Includes accrued interest on borrowed bonds in the amount of $58,862 which is included in interest expense payable in the Consolidated Statement of Assets and Liabilities.
(c)
Net collateral, including accrued interest, if any, with a value of $273,071,070 has been pledged/received in connection with open reverse repurchase agreements. Excess of net collateral pledged, if any, to the individual counterparty is not shown for financial reporting purposes.
(d)
Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

Notes to Consolidated Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated
Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of
Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,”
meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on
OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities.
Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of
Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of
Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the
Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

Notes to Consolidated Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager provides investment management and other services to the Cayman Subsidiary. The Manager does not receive separate compensation from the Cayman
Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund's net assets, which includes the assets of the Cayman Subsidiary.
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited ("BSL") (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended December 31, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Consolidated Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Consolidated Statement of
Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended December 31, 2022, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended December 31, 2022, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Consolidated Statement of Operations:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.250%
$1 billion - $ 3 billion ..................................................................................................... 0.240
$ 3 billion - $5 billion ..................................................................................................... 0.230
$5 billion - $10 billion .................................................................................................... 0.220
Greater than $10 billion ................................................................................................... 0.210
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Service and
Distribution
Fees
Investor A ........................................................................................................ $ 1,160,394
Investor C ........................................................................................................ 482,883
$ 1,643,277
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Institutional Investor A Investor C Class K Total
Administration fees - class specific .......................................... $ 376,114 $ 92,829 $ 9,657 $ 142,203 $ 620,803
Institutional ....................................................................................................... $ 182,030
Investor A ........................................................................................................ 50
$ 182,080

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2022, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:
For the year ended December 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the year  ended  December 31, 2022 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor
A Shares for a total of $25,047 .
For the year ended December 31, 2022, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the year ended December 31, 2022, the amount waived was $5,121.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the year ended December 31, 2022, the Manager waived $18,028 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, the Manager waived and/or reimbursed investment advisory fees of $526,860 which is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Consolidated Statement of Operations. For the year ended December 31, 2022, class specific expense waivers and/or reimbursements are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency
Institutional Investor A Investor C Class K Total
Reimbursed a mount .................................................... $ 6,552 $ 10,557 $ 3,495 $ 3,140 $ 23,744
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific .......................................... $ 2,793,898 $ 927,128 $ 48,291 $ 64,568 $ 3,833,885
Investor A $ 19,962
Investor C 20,388
Institutional Investor A Investor C Class K
Expense Limitations ................................................ 0.34% 0.59% 1.34% 0.29%
Fund Name/Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
BlackRock Inflation Protected Bond Portfolio
Institutional .................................................................................... $ 376,114 $ 1,858,269
Investor A ..................................................................................... 92,829 695,822
Investor C ..................................................................................... 9,657 24,15 9
Class K ...................................................................................... 142,203 64,568
$ 620,803 $ 2,642,81 8

Notes to Consolidated Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2022, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statement of Operations.
7. PURCHASES AND SALES
For the year ended December 31, 2022, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term investments, were as follows:
For the year ended December 31, 2022, purchases and sales related to mortgage dollar rolls were $2,119,037,599 and $2,122,234,616, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to income recognized from the Fund’s wholly owned subsidiary were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2022, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization methods of premiums on fixed income securities and inflation rate caps, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accrual of income on securities in default, the accounting for swap agreements and investments in a wholly owned subsidiary.
(b)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
As of December 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock Inflation Protected Bond Portfolio ................................... $ 5,850,218,183 $ 6,547,634,271 $ 4,811,107,456 $ 4,749,352,165
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
BlackRock Inflation Protected Bond Portfolio ........................................................ $ (26,883) $ 26,883
Fund Name
Year Ended
12/31/22
Year Ended
12/31/21
BlackRock Inflation Protected Bond Portfolio
Ordinary income ........................................................................................... $ 196,806,219 $ 158,583,763
Long-term capital gains ...................................................................................... 26,177,183 21,338,392
$ 222,983,402 $ 179,922,155
Fund Name
Net Unrealized
Gains (Losses)
(a)
Qualified
Late-year Losses
(b)
Total
BlackRock Inflation Protected Bond Portfolio ........................................................ $ (384,566,426) $ (44,565,558) $ (429,131,984)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Inflation Protected Bond Portfolio ............................... $ 3,394,325,663 $ 50,046,583 $ (434,677,147) $ (384,630,564)

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen.
An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Notes to Consolidated Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
(a)
On July 6, 2021, the Fund’s issued and outstanding Service Shares converted into Investor A Shares.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
Year Ended
12/31/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Inflation Protected Bond Portfolio
Institutional
Shares sold .............................................
65,664,415 $ 716,001,119 101,620,966 $ 1,215,017,537
Shares issued in reinvestment of distributions ........................
12,212,200 131,098,269 8,795,626 104,532,597
Shares redeemed .........................................
(98,619,715) (1,041,431,906) (39,179,110) (466,858,387)
(20,743,100) $ (194,332,518) 71,237,482 $ 852,691,747
Service
(a)
Shares sold .............................................
— $ — 405,290 $ 4,742,767
Shares issued in reinvestment of distributions ........................
— — 25,373 296,512
Shares redeemed .........................................
— — (1,615,395) (18,985,721)
— $ — (1,184,732) $ (13,946,442)
Investor A
Shares sold and automatic conversion of shares ......................
28,759,645 $ 293,782,459 20,278,848 $ 235,537,680
Shares issued in reinvestment of distributions ........................
3,005,402 31,298,505 2,500,538 28,950,419
Shares redeemed .........................................
(26,797,548) (271,876,415) (20,654,569) (240,741,709)
4,967,499 $ 53,204,549 2,124,817 $ 23,746,390
Investor C
Shares sold .............................................
1,780,946 $ 18,004,199 2,640,556 $ 29,428,093
Shares issued in reinvestment of distributions ........................
302,181 3,012,011 202,680 2,241,532
Shares redeemed and automatic conversion of shares ..................
(2,194,078) (21,251,507) (896,466) (9,960,863)
(110,951) $ (235,297) 1,946,770 $ 21,708,762
Class K
Shares sold .............................................
35,751,337 $ 378,488,468 35,056,077 $ 411,971,410
Shares issued in reinvestment of distributions ........................
4,711,340 49,711,414 3,341,283 39,106,991
Shares redeemed .........................................
(31,558,340) (329,990,262) (15,970,848) (187,319,941)
8,904,337 $ 98,209,620 22,426,512 $ 263,758,460
(6,982,215) $ (43,153,646) 96,550,849 $ 1,147,958,917

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Inflation Protected Bond Portfolio and the Board of Trustees of BlackRock Funds V:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of BlackRock Inflation Protected Bond Portfolio of BlackRock Funds V (the “Fund”),
including the consolidated schedule of investments, as of December 31, 2022, the related consolidated statements of operations and cash flows for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2022, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (Unaudited)
2022
BlackRock Annual Report to Shareholders

The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended December 31, 2022:
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
December 31, 2022:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2022:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2022:
Fund Name
20% Rate Long-Term
Capital Gain Dividends
BlackRock Inflation Protected Bond Portfolio ................................................................................ $ 26,177,183
Fund Name Federal Obligation Interest
BlackRock Inflation Protected Bond Portfolio ................................................................................ $ 206,296,098
Fund Name Interest Dividends
BlackRock Inflation Protected Bond Portfolio ................................................................................ $ 217,939,998
Fund Name
Interest-Related
Dividends
Qualified Short-Term
Capital Gains
BlackRock Inflation Protected Bond Portfolio ............................................................. $ 204,436,033 $ 2,357,773

Statement Regarding Liquidity Risk Management Program

Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds V (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Inflation Protected Bond Portfolio (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund(s), met on November 10-11, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC, the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid
Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through
September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size utilized for liquidity classifications. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Trustee and Officer Information
2022
BlackRock Annual Report to Shareholders

Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
R. Glenn Hubbard
1958
Chair of the Board
(Since 2022)
Trustee
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
70 RICs consisting of 102 Portfolios ADP (data and information services) from 2004 to
2020; Metropolitan Life
Insurance Company
(insurance); TotalEnergies
SE (multi-energy)
W. Carl Kester
(d)
1951
Vice Chair of the Board
(Since 2022)
Trustee
(Since 2019)
George Fisher Baker Jr. Professor of Business Administration,
Harvard Business School since 2008; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit, from
2005 to 2006; Senior Associate Dean and Chairman of the MBA
Program from 1999 to 2005; Member of the faculty of Harvard
Business School since 1981.
72 RICs consisting of 104 Portfolios None
Cynthia L. Egan
1955
Trustee
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
70 RICs consisting of 102 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair); Huntsman
Corporation (Lead
Independent Director and
non Executive Vice Chair
of the Board) (chemical
products)
Frank J. Fabozzi
(d)
1948
Trustee
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) from
2011 to 2022; Professor of Practice, Johns Hopkins University
since 2021; Professor in the Practice of Finance, Yale University
School of Management from 1994 to 2011 and currently a
Teaching Fellow in Yale's Executive Programs; Visiting Professor,
Rutgers University for the Spring 2019 semester; Visiting
Professor, New York University for the 2019 academic year;
Adjunct Professor of Finance, Carnegie Mellon University in fall
2020 semester.
72 RICs consisting of 104 Portfolios None
Lorenzo A. Flores
1964
Trustee
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
70 RICs consisting of 102 Portfolios None
Stayce D. Harris
1959
Trustee
(Since 2021)
Lieutenant General, Inspector General, Office of the Secretary
of the United States Air Force from 2017 to 2019; Lieutenant
General, Assistant Vice Chief of Staff and Director, Air Staff,
United States Air Force from 2016 to 2017; Major General,
Commander, 22nd Air Force, AFRC, Dobbins Air Reserve Base,
Georgia from 2014 to 2016; Pilot, United Airlines from 1990 to
2020.
70 RICs consisting of 102 Portfolios The Boeing Company
(airplane manufacturer)
J. Phillip Holloman
1955
Trustee
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
70 RICs consisting of 102 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation)
Catherine A. Lynch
(d)
1961
Trustee
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
72 RICs consisting of 104 Portfolios PennyMac Mortgage
Investment Trust

Trustee and Officer Information
(continued)

Trustee and Officer Information
Interested Trustees
(a)(e)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust's by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustee who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust's by-laws or statute, or until December 31 of the year in which they turn 72.
The Board may determine to extend the terms of Independent Trustee on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; and W. Carl Kester, 1995. Certain other Independent Trustees became members of the boards of the closed-end funds in the Fixed-Income
Complex as follows: Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
98 RICs consisting of 266 Portfolios None
John M. Perlowski
(d)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
100 RICs consisting of 268 Portfolios None

Trustee and Officer Information
(continued)
2022
BlackRock Annual Report to Shareholders

Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust's Trustees and Officers is available in the Trust's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective May 31, 2022, Karen P. Robards retired as a Trustee of the Trust.

Additional Information

Additional Information
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441-7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2022
BlackRock Annual Report to Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
USD United States Dollar
Portfolio Abbreviation
CSMC Credit Suisse Mortgage Capital
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TIPS Treasury Inflation Protected Securities
TONAR Tokyo Overnight Average Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
IPB-12/22-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

               Frank J. Fabozzi
Lorenzo A. Flores
Catherine A. Lynch

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Inflation Protected Bond Portfolio	$29,172	$28,886	$44	$210	$22,000	$21,200	$431	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,098,000	$2,032,000

1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,098,000 and $2,032,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Inflation Protected Bond Portfolio	$22,475	$21,410

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,098,000	$2,032,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

<<section302>>
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski _
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: February 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski _
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: February 23, 2023

By:     /s/ Trent Walker _
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: February 23, 2023